Receivables from Supply Chain Solutions (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Receivable Related To Supply Chain Business [Line Items]
Receivables from supply chain solution	$ 59,167,029	$ 43,475,981
Allowance for doubtful accounts	$ 2,323,289	$ 673,300